4. Property and Equipment	9 Months Ended
Jun. 30, 2013
Notes
4. Property and Equipment

4.     Property and Equipment

The following is a summary of property and equipment:

June 30, 2013
Computer equipment	$746,835
Equipment	46,731
Office furniture	127,670
Property held under capital lease	53,112
974,348
Less accumulated depreciation	(724,559)
Property and equipment, net	$249,789

Depreciation expense for the three months ended June 30, 2013 and 2012 was $22,466 and $29,059, respectively. Depreciation expense for the nine months ended June 30, 2013 and 2012 was $68,833 and $82,574, respectively.